Vanguard Target Retirement 2020 Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (99.4%)
U.S. Stock Fund (28.9%)
Vanguard Total Stock Market Index Fund Investor Shares	101,232,889	9,587,767

International Stock Fund (19.8%)
Vanguard Total International Stock Index Fund Investor Shares	339,301,411	6,582,447

U.S. Bond Funds (38.2%)
Vanguard Total Bond Market II Index Fund Investor Shares	857,325,779	9,824,954
Vanguard Short-Term Inflation-Protected Securities Index Fund
Investor Shares	111,071,685	2,840,103
		12,665,057
International Bond Fund (12.5%)
1 Vanguard Total International Bond Index Fund Investor Shares	355,028,471	4,153,833
Total Investment Companies (Cost $23,010,516)		32,989,104
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $263,117)	2,631,308	263,131
Total Investments (100.2%) (Cost $23,273,633)		33,252,235
Other Assets and Liabilities—Net (-0.2%)		(80,478)
Net Assets (100%)		33,171,757
Cost is in $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2021	1,630	225,067	356
E-mini S&P 500 Index	March 2021	13	2,437	61
				417

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Target Retirement 2020 Fund

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

Target Retirement 2020 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30, 2020		Proceeds from		Change in	Capital Gain		Dec. 31, 2020
	Market	Purchases	Securities	Realized Net	Unrealized		Distributions	Market
	Value	at Cost	Sold	Gain (Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market Liquidity Fund
	324,637	NA1	NA1	—	—	97	—	263,131

Vanguard Short-Term Inflation-Protected Securities Index Fund

	2,653,326	173,658	4,171	(33)	17,323	17,619	—	2,840,103

Vanguard Total Bond Market II Index Fund
	9,348,388	564,332	20,594	124	(67,296)	45,446	85,545	9,824,954

Vanguard Total International Bond Index Fund

	4,038,842	90,537	—	—	24,454	9,197	6,341	4,153,833

Vanguard Total International Stock Index Fund

	6,252,622	63,750	676,485	78,592	863,968	63,749	—	6,582,447

Vanguard Total Stock Market Index Fund
	9,076,832	210,124	964,678	505,780	759,709	36,295	—	9,587,767

Total	31,694,647	1,102,401	1,665,928	584,463	1,598,158	172,403	91,886	33,252,235

1 Not applicable—purchases and sales are for temporary cash investment purposes.